Revenue (Contract Assets And Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Contract Assets [Abstract]
Opening balance	$ 172	$ 158
Increase in contract assets from revenue recognized during the period	140	200
Contract assets transferred to trade receivables	(171)	(170)
Contract terminations transferred to trade receivables	(16)	(16)
Ending balance	125	172
Contract Liabilities [Abstract]
Opening balance	225	238
Revenue recognized included in contract liabilities at the beginning of the year	(219)	(231)
Increase in contract liabilities during the period	222	218
Ending balance	$ 228	$ 225